Share based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions					6 Months Ended		12 Months Ended
	Oct. 25, 2024	May 16, 2019	Feb. 14, 2017	May 11, 2015	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2018	May 18, 2020	May 31, 2018	Feb. 13, 2017
The 2020 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)								2,500,000
The 2018 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)									2,000,000.0
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000							1,000,000.0
Limit of shares issued or to be issued pursuant to options granted (in shares)			1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000.0
Maximum number of shares per employee (in shares)			400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share (in percent)			100.00%
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)					508,795
Exercisable - weighted average remaining contractual life					3 years 2 months 23 days
Weighted average exercise price of options exercisable (in USD per share)					$ 179.86
Employee Stock Option | Award Date, All Years Excluding 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares expiration period (in years)					8 years
Employee Stock Option | Award Date, 2018 | Outside Director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period							12 months
Shares expiration period (in years)							8 years
Employee Stock Option | Minimum | Award Date, All Years Excluding 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period					4 years
Employee Stock Option | Maximum | Award Date, All Years Excluding 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period					5 years
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,600,000
Additional ordinary shares which have been reserved for issuance (in shares)	2,500,000			2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		250,000
Consultants Restricted Stock Units 2019 | Outside Director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested					$ 0.0	$ 1.9
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested					$ 74.9	$ 7.1
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)					47,779